Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Jan. 02, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
A summary of assets and liabilities measured at fair value on a recurring basis at January 2, 2016 and January 3, 2015 is as follows (in millions):

	Balance Sheet Classification	January 2, 2016	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$273	$273	$—	$—
Available-for-sale securities	Other current assets	10	10	—	—
Foreign currency forward contracts	Other current assets	14	—	14	—
Trading securities	Other assets	302	302	—	—
Foreign currency forward contracts	Other assets	2	—	2	—
Total assets		$601	$585	$16	$—

Liabilities
Contingent consideration	Other current liabilities	$118	$—	$—	$118
Foreign currency forward contracts	Other current liabilities	6	—	6	—
Contingent consideration	Other liabilities	33	—	—	33
Foreign currency forward contracts	Other liabilities	3	—	3	—
Total liabilities		$160	$—	$9	$151

	Balance Sheet Classification	January 3, 2015	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$729	$729	$—	$—
Available-for-sale securities	Other current assets	30	30	—	—
Trading securities	Other assets	301	301	—	—
Total assets		$1,060	$1,060	$—	$—

Liabilities
Contingent consideration	Other liabilities	$50	$—	$—	$50
Total liabilities		$50	$—	$—	$50

Schedule of Significant Unobservable Inputs
The recurring Level 3 fair value measurements of the Company's contingent consideration liabilities include the following significant unobservable inputs (in millions):

Contingent Consideration Liabilities	Fair Value as of January 2, 2016	Valuation Technique	Unobservable Input	Value or Range

Spinal Modulation regulatory-based milestone	$118	Probability Weighted Discounted Cash Flow	Discount Rate			2.1%
			Probability of Payment			95%
			Projected Year of Payment			2016

Spinal Modulation revenue-based milestones and earn-outs	4	Monte Carlo Simulation	Discount Rates	1.3%	-	17.0%
			Expected Revenue Volatility			25.0%
			Projected Years of Payments	2017, 2018

Nanostim, Inc. (Nanostim) revenue-based milestones	2	Probability Weighted Discounted Cash Flow	Discount Rate			5.0%
			Probability of Payments			10.0%
			Projected Years of Payments	2017, 2018

Assumed from Thoratec regulatory-based and revenue-based milestones	27	Probability Weighted Discounted Cash Flow	Discount Rate			5.5%
			Probability of Payments	—%	-	90.0%
			Projected Years of Payments	2017	-	2020
Total contingent consideration liabilities	$151

Schedule of Contingent Consideration Liabilities
Additionally, the following table provides a reconciliation of the beginning and ending balances of the Company's contingent consideration liabilities (in millions):

	Endosense	Nanostim	Spinal Modulation	Assumed from Thoratec	Total
Balance as of December 29, 2012	$—	$—	$—	$—	$—
Initial fair value measurement of contingent consideration	132	56	—	—	188
Change in fair value of contingent consideration	1	—	—	—	1
Foreign currency translation	6	—	—	—	6
Balance as of December 28, 2013	139	56	—	—	195
Change in fair value of contingent consideration	28	(6)	—	—	22
Payment of contingent consideration	(155)	—	—	—	(155)
Foreign currency translation	(12)	—	—	—	(12)
Balance as of January 3, 2015	—	50	—	—	50
Initial fair value measurement of contingent consideration	—	—	155	—	155
Liabilities assumed from Thoratec acquisition	—	—	—	33	33
Change in fair value of contingent consideration	—	(48)	(33)	(6)	(87)
Balance as of January 2, 2016	$—	$2	$122	$27	$151

Schedule of Auction Rate Securities
The following table provides a reconciliation of the beginning and ending balances of the Company's auction rate securities (in millions):

Auction Rate Securities
Balance as of January 3, 2015	$—
Auction rate securities acquired from Thoratec	5
Sale of auction rate securities	(5)
Balance as of January 2, 2016	$—